BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details) - Future Gas Station (Beijing) Technology, Ltd	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	¥ 6,996,895	¥ 6,996,895		$ 976,729
Less: impairment	(6,996,895)	(6,996,895)		$ (976,729)
Impairment loss on goodwill	¥ 0	¥ 0	¥ 4,730,002
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment